UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Money Market Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of March 31, 2019

Days	% of fund's investments 3/31/19
1 - 7	32.8
8 - 30	29.3
31 - 60	17.8
61 - 90	14.1
91 - 180	4.5
> 180	1.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
Certificates of Deposit	34.9%
Commercial Paper	37.7%
U.S. Treasury Debt	8.2%
U.S. Government Agency Debt	1.0%
Non-Negotiable Time Deposit	6.2%
Other Instruments	1.3%
Repurchase Agreements	11.0%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 34.9%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
4/1/19 to 4/4/19	2.55%	$7,000,000	$6,999,993
London Branch, Eurodollar, Foreign Banks - 6.4%
CIC London Branch
6/3/19	2.78	25,000,000	24,887,485
ING Bank NV
5/16/19 to 5/22/19	2.79	26,000,000	26,011,606
KBC Bank NV London
5/31/19 to 6/4/19	2.70	15,000,000	14,932,130
Mitsubishi UFJ Trust & Banking Corp.
4/24/19 to 5/20/19	2.65 to 2.77	28,000,000	27,964,223
Mizuho Bank Ltd. London Branch
5/7/19 to 6/17/19	2.69 to 2.70	8,000,000	7,972,987
Sumitomo Mitsui Trust Bank Ltd. London Branch
4/25/19 to 5/22/19	2.75 to 2.90	14,000,000	14,005,131
			115,773,562
New York Branch, Yankee Dollar, Foreign Banks - 28.1%
Bank of Montreal Chicago CD Program
5/7/19 to 7/1/19	2.87 to 2.91 (b)(c)	19,000,000	19,003,361
Bank of Nova Scotia
5/16/19 to 11/20/19	2.62 to 2.88 (b)(c)	61,000,000	61,011,396
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	18,000,000	18,006,157
DnB NOR Bank ASA
9/9/19 to 9/23/19	2.59 to 2.62 (b)(c)	33,000,000	32,997,574
KBC Bank NV
4/30/19	2.63	17,000,000	17,002,819
Landesbank Baden-Wuerttemberg New York Branch
4/1/19 to 4/5/19	2.52	83,046,000	83,046,407
Mitsubishi UFJ Trust & Banking Corp.
5/10/19 to 5/23/19	2.59 to 2.63	21,000,000	21,003,224
Mizuho Corporate Bank Ltd.
5/14/19 to 7/30/19	2.62 to 2.82 (b)	71,000,000	71,020,033
Sumitomo Mitsui Banking Corp.
6/3/19 to 7/9/19	2.59 to 2.67 (b)	55,000,000	55,011,414
Sumitomo Mitsui Trust Bank Ltd.
4/26/19 to 7/16/19	2.59 to 2.80 (b)	31,900,000	31,905,486
Svenska Handelsbanken AB
4/17/19 to 8/22/19	2.61 to 2.84 (b)(c)	73,000,000	73,005,453
Svenska Handelsbanken, Inc.
9/25/19	2.61	7,000,000	6,999,928
Swedbank AB
4/1/19	2.42	15,000,000	15,000,036
			505,013,288
TOTAL CERTIFICATE OF DEPOSIT
(Cost $627,689,398)			627,786,843

Financial Company Commercial Paper - 31.1%
Amphenol Corp.
4/1/19	2.60 to 2.70	3,960,000	3,959,124
Bank of Nova Scotia
5/2/19 to 11/20/19	2.66 to 2.74 (b)(c)	18,750,000	18,754,154
Bayerische Landesbank
4/1/19	2.49	8,000,000	7,998,314
BPCE SA
5/3/19 to 6/10/19	2.65 to 2.86	65,000,000	64,741,503
Canadian Imperial Bank of Commerce
9/19/19 to 10/18/19	2.60 to 2.62 (b)	26,000,000	25,901,005
Citigroup Global Markets, Inc.
8/15/19 to 8/19/19	2.60	4,000,000	3,959,501
Commonwealth Bank of Australia
8/21/19 to 9/18/19	2.58 to 2.63 (b)(c)	36,000,000	36,000,347
Credit Agricole CIB
6/3/19	2.68	18,000,000	17,919,941
Credit Suisse AG
5/1/19 to 7/23/19	2.59 to 2.87	53,000,000	52,708,945
DNB Bank ASA
8/22/19 to 10/3/19	2.60 to 2.63 (b)(c)	24,000,000	23,998,445
J.P. Morgan Securities, LLC
4/3/19 to 9/4/19	2.66 to 2.94 (b)	44,000,000	43,962,211
Mitsubishi UFJ Trust & Banking Corp.
7/2/19	2.61	2,000,000	1,986,526
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	16,000,000	15,960,525
National Australia Bank Ltd.
9/30/19	2.60 (b)(c)	12,000,000	11,999,989
National Bank of Canada
5/10/19	2.76 (b)(c)	19,000,000	19,006,413
Royal Bank of Canada
4/1/19 to 4/18/19	2.64 to 2.69 (b)(c)	33,000,000	33,002,771
Sumitomo Mitsui Trust Bank Ltd.
4/12/19 to 6/5/19	2.61 to 2.81	34,000,000	33,916,139
Swedbank AB
5/29/19 to 6/5/19	2.65	23,000,000	22,899,995
The Toronto-Dominion Bank
4/1/19 to 10/17/19	2.50 to 2.85 (b)	77,000,000	76,876,248
Toyota Motor Credit Corp.
4/23/19 to 8/2/19	2.64 to 2.74 (b)(c)	18,000,000	18,003,746
UBS AG London Branch
4/3/19 to 5/7/19	2.67 to 2.87 (b)(c)	27,000,000	27,001,804
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $560,523,350)			560,557,646

Asset Backed Commercial Paper - 3.0%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

6/18/19	2.59	1,000,000	994,283
6/26/19	2.59	1,000,000	993,698
6/27/19	2.59	1,000,000	993,625
6/28/19	2.59	1,000,000	993,552
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/29/19	2.67	27,000,000	26,942,525
6/18/19	2.59	5,000,000	4,971,257
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
5/3/19	2.86	19,000,000	18,954,225
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $54,844,512)			54,843,165

Non-Financial Company Commercial Paper - 3.6%
American Electric Power Co., Inc.
4/1/19 to 4/18/19	2.70 to 2.76	5,000,000	4,996,857
Bell Canada
4/16/19 to 5/8/19	2.77 to 2.79	4,000,000	3,989,553
CVS Health Corp.
4/1/19	2.70	3,000,000	2,999,325
Dominion Resources, Inc.
4/1/19 to 4/15/19	2.71 to 2.76	11,218,000	11,210,726
Duke Energy Corp.
4/2/19	2.82	500,000	499,853
ERP Operating LP
4/1/19	2.70	2,500,000	2,499,438
Florida Power & Light Co.
4/16/19 to 4/30/19	2.66 to 2.67	3,000,000	2,994,941
Rogers Communications, Inc.
4/11/19	2.71	2,000,000	1,998,075
4/16/19	2.76	1,000,000	998,653
4/2/19	2.73	1,000,000	999,706
4/25/19	2.75	3,500,000	3,492,826
4/4/19	2.71	3,000,000	2,998,676
4/9/19	2.72	1,000,000	999,187
Sempra Global
4/1/19	2.70	1,000,000	999,775
4/16/19	2.86	1,000,000	998,653
4/18/19	2.77	500,000	499,247
4/23/19	2.77	1,000,000	998,106
4/23/19	2.78	4,000,000	3,992,422
4/24/19	2.78	1,000,000	998,028
4/25/19	2.87	1,000,000	997,950
4/8/19	2.75	2,000,000	1,998,524
4/9/19	2.75	1,000,000	999,187
4/9/19	2.75	1,000,000	999,187
5/8/19	2.82	500,000	498,471
Suncor Energy, Inc.
4/3/19 to 5/24/19	2.81 to 2.95	9,500,000	9,483,797
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $64,154,472)			64,141,163

U.S. Treasury Debt - 8.2%
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Notes
4/15/19	2.47 to 2.59	63,808,668	63,847,224
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bills
4/18/19 to 6/27/19	2.42 to 2.43 (d)	81,000,000	80,689,054
U.S. Treasury Notes
7/31/19	2.45	3,500,000	3,487,559
			84,176,613
TOTAL U.S. TREASURY DEBT
(Cost $148,004,627)			148,023,837

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
4/5/19
(Cost $23,000,000)	2.76 (b)(c)	23,000,000	23,000,000

U.S. Government Agency Debt - 1.0%
Federal Agencies - 1.0%
Federal Home Loan Bank
5/3/19 to 5/17/19
(Cost $18,952,456)	2.42 to 2.45	19,000,000	18,952,541

Non-Negotiable Time Deposit - 6.2%
Time Deposits - 6.2%
Abn Amro Bank NV(TD)
4/1/19 to 4/5/19	2.43 to 2.55	33,000,000	32,999,801
Barclays Bank PLC
4/1/19	2.66	79,278,000	79,278,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $112,278,000)			112,277,801

U.S. Government Agency Repurchase Agreement - 3.3%
	Maturity Amount	Value
With:
Barclays Bank PLC at 2.66%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $4,082,110, 4.00%, 2/20/49)	$4,002,069	$4,000,000
Citibank NA at:
2.73%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,171, 0.00% - 3.63%, 2/28/23 - 2/15/44)	1,000,531	1,000,000
2.74%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,465, 0.63% - 3.88%, 2/28/25 - 2/15/44)	5,002,664	5,000,000
Deutsche Bank Securities, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $3,090,683, 3.25%, 3/15/50)	3,000,663	3,000,000
HSBC Securities, Inc. at 2.74%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Government Obligations valued at $6,121,863, 4.00%, 12/1/48)	6,003,197	6,000,000
ING Financial Markets LLC at 2.72%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $1,020,386, 5.00%, 1/20/49)	1,000,529	1,000,000
J.P. Morgan Securities, LLC at 2.75%, dated 3/27/19 due 4/2/19 (Collateralized by U.S. Government Obligations valued at $4,081,558, 3.00% - 5.00%, 9/1/29 - 9/1/48)	4,001,833	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated 3/6/19 due 4/3/19 (Collateralized by U.S. Government Obligations valued at $5,108,987, 3.73%, 11/20/68)	5,009,489	5,000,000
Nomura Securities International, Inc. at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $10,202,291, 2.63%, 6/30/23)	10,002,208	10,000,000
RBC Dominion Securities at:
2.44%, dated 3/13/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,093,991, 0.00%, 2/15/48)	3,007,117	3,000,000
2.45%, dated 3/14/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,093,817, 0.00%, 2/15/48)	3,007,963	3,000,000
2.48%, dated:
3/22/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,092,160, 0.00%, 2/15/48)	3,006,407	3,000,000
3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,122,022, 0.00%, 2/15/48)	4,008,267	4,000,000
3/27/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $2,060,727, 0.00%, 2/15/48)	2,003,996	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,060,727, 0.00%, 2/15/48)	2,004,133	2,000,000
TD Securities (U.S.A.) at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Government Obligations valued at $3,060,677, 3.50%, 12/1/46)	3,000,663	3,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $59,000,000)		59,000,000

U.S. Treasury Repurchase Agreement - 5.6%
With:
Barclays Bank PLC at 2.62%, dated 3/25/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,566, 2.88%, 8/15/28)	3,001,528	3,000,000
Commerz Markets LLC at:
2.7%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,080,985, 1.38% - 3.13%, 9/15/21 - 8/15/44)	4,002,100	4,000,000
2.85%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,394, 1.13% - 3.63%, 1/31/21 - 5/15/48)	4,002,217	4,000,000
2.95%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $20,605,085, 3.13%, 8/15/44 - 5/15/48)	20,004,917	20,000,000
Deutsche Bank Securities, Inc. at:
2.53%, dated 3/29/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,080,911, 0.00%, 7/11/19)	4,001,968	4,000,000
2.8%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,606, 0.00%, 7/11/19)	4,002,178	4,000,000
2.82%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $4,081,308, 0.00%, 7/11/19)	4,002,193	4,000,000
Fixed Income Clearing Corp. - BNYM at 2.65%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $13,260,088, 2.75%, 5/31/23)	13,002,871	13,000,000
HSBC Securities, Inc. at 2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,868, 2.51%, 1/31/21)	6,003,162	6,000,000
J.P. Morgan Securities, LLC at:
2.6%, dated 3/29/19 due 4/1/19
(Collateralized by U.S. Treasury Obligations valued at $3,060,745, 0.00% - 1.38%, 4/25/19 - 6/30/23)	3,000,650	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $1,020,247, 0.00% - 4.75%, 4/25/19 - 2/15/37)	1,000,217	1,000,000
3.41%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $3,571,058, 0.00% - 2.88%, 4/25/19 - 2/28/22)	3,500,995	3,500,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,634, 0.00% - 2.00%, 5/2/19 - 1/31/20)	2,000,580	2,000,000
MUFG Securities (Canada), Ltd. at:
2.65%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,041,058, 1.75% - 3.13%, 5/15/19 - 11/15/26)	2,002,061	2,000,000
2.7%, dated 3/27/19 due 4/3/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,447, 2.00% - 2.88%, 12/15/21 - 8/15/25)	1,000,525	1,000,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,377, 1.38% - 3.13%, 5/15/19 - 11/15/26)	1,000,527	1,000,000
2.72%, dated 3/26/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,947, 1.75% - 3.13%, 5/15/19 - 12/15/21)	2,001,058	2,000,000
MUFG Securities EMEA PLC at 2.59%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $4,117,879, 2.13%, 3/31/24)	4,000,863	4,000,000
Natixis SA at 2.48%, dated 3/14/19 due 4/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,127,639, 0.00% - 3.13%, 3/26/20 - 8/15/47)	6,007,853	6,000,000
RBC Dominion Securities at 2.46%, dated 3/20/19 due 4/5/19
(Collateralized by U.S. Treasury Obligations valued at $2,061,727, 1.38% - 2.75%, 9/30/19 - 8/15/46)	2,008,337	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,061,727, 1.38% - 2.75%, 9/30/19 - 8/15/46)	2,007,927	2,000,000
RBS Securities, Inc. at 2.55%, dated 3/29/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $10,302,280, 3.00%, 11/15/44)	10,004,250	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $101,500,000)		101,500,000

Other Repurchase Agreement - 2.1%
Other Repurchase Agreement - 2.1%
With:
Citigroup Global Markets, Inc. at:
3.02%, dated 2/26/19 due 5/28/19 (Collateralized by U.S. Treasury Obligations valued at $3,098,859, 3.00%, 11/15/44)	3,022,902	2,999,911
3.07%, dated 2/14/19 due 5/15/19 (Collateralized by Corporate Obligations valued at $2,168,488, 3.15% - 5.99%, 6/25/34 - 1/15/49)	2,015,350	2,000,000
J.P. Morgan Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Commercial Paper valued at $8,241,785, 4/11/19 - 6/25/45)	8,004,044	8,000,000
Mizuho Securities U.S.A., Inc. at:
2.65%, dated:
3/21/19 due 4/4/19 (Collateralized by Equity Securities valued at $2,161,759)	2,002,061	2,000,000
3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $2,160,489)	2,002,061	2,000,000
2.75%, dated 3/25/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $1,030,551, 0.00%, 12/25/32)	1,001,069	1,000,000
Societe Generale at:
2.68%, dated 3/29/19 due 4/1/19 (Collateralized by Corporate Obligations valued at $12,916,134, 3.88% - 9.63%, 10/27/21 - 6/15/47)	12,002,680	12,000,000
2.8%, dated 3/29/19 due 5/1/19 (Collateralized by Corporate Obligations valued at $5,371,825, 3.80% - 10.75%, 2/15/20 - 6/5/15)	5,012,833	4,999,972
Wells Fargo Securities, LLC at 2.6%, dated 3/29/19 due 4/5/19 (Collateralized by Equity Securities valued at $2,160,471)	2,001,011	2,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $37,000,000)		36,999,883
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,806,946,815)		1,807,082,879
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,873,214)
NET ASSETS - 100%		$1,801,209,665

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $7,476,777 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $7,500,000.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $197,499,883) — See accompanying schedule: Unaffiliated issuers (cost $1,806,946,815)		$1,807,082,879
Cash		801
Receivable for fund shares sold		172,456
Interest receivable		2,266,143
Total assets		1,809,522,279
Liabilities
Payable for fund shares redeemed	$798,784
Payable for reverse repurchase agreement	7,495,169
Other payables and accrued expenses	18,661
Total liabilities		8,312,614
Net Assets		$1,801,209,665
Net Assets consist of:
Paid in capital		$1,801,050,912
Total distributable earnings (loss)		158,753
Net Assets, for 1,801,103,358 shares outstanding		$1,801,209,665
Net Asset Value, offering price and redemption price per share ($1,801,209,665 ÷ 1,801,103,358 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Interest (including $109,648 from affiliated interfund lending)		$22,989,694
Expenses
Custodian fees and expenses	$30,150
Independent trustees' fees and expenses	4,030
Interest	2,067
Total expenses		36,247
Net investment income (loss)		22,953,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(21)
Total net realized gain (loss)		(21)
Change in net unrealized appreciation (depreciation) on investment securities		51,693
Net increase in net assets resulting from operations		$23,005,119

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,953,447	$37,203,386
Net realized gain (loss)	(21)	4,934
Change in net unrealized appreciation (depreciation)	51,693	(63,523)
Net increase in net assets resulting from operations	23,005,119	37,144,797
Distributions to shareholders	(22,993,190)	–
Distributions to shareholders from net investment income	–	(37,203,486)
Total distributions	(22,993,190)	(37,203,486)
Affiliated share transactions
Proceeds from sales of shares	167,993,212	572,099,429
Reinvestment of distributions	22,993,190	37,201,170
Cost of shares redeemed	(81,836,192)	(1,097,148,805)
Net increase (decrease) in net assets and shares resulting from share transactions	109,150,210	(487,848,206)
Total increase (decrease) in net assets	109,162,139	(487,906,895)
Net Assets
Beginning of period	1,692,047,526	2,179,954,421
End of period	$1,801,209,665	$1,692,047,526
Other Information
Shares
Sold	167,979,351	572,082,546
Issued in reinvestment of distributions	22,991,644	37,196,815
Redeemed	(81,831,128)	(1,096,987,905)
Net increase (decrease)	109,139,867	(487,708,544)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Money Market Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.0001	$1.0002	$1.0000	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0128	.0190	.0117	.0062	.003	.002
Net realized and unrealized gain (loss)	.0001	(.0001)	(.0001)	.0003	–B	–B
Total from investment operations	.0129	.0189	.0116	.0065	.003	.002
Distributions from net investment income	(.0128)	(.0190)	(.0117)	(.0062)	(.003)	(.002)
Distributions from net realized gain	–	–	–	(.0001)	–	–
Total distributions	(.0128)	(.0190)	(.0117)	(.0063)	(.003)	(.002)
Net asset value, end of period	$1.0001	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total ReturnC,D	1.30%	1.91%	1.16%	.66%	.29%	.25%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.57%G	1.89%	1.18%	.64%	.29%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,801,210	$1,692,048	$2,179,954	$1,820,790	$1,225,937	$833,857

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$178,686
Gross unrealized depreciation	(42,614)
Net unrealized appreciation (depreciation)	$136,072
Tax cost	$1,806,946,807

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $2,460,034 and the weighted average interest rate was 2.33% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$16,253,354	2.53%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0041%	$1,000.00	$1,013.00	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

CFM-SANN-0519
1.756671.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019